K&L GATES LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111	George J. Zornada
D 617.261.3231
F 617.261.3175
george.zornada@klgates.com

November 15, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Salient MF Trust (the “Trust”)

1933 Act File No. 333-180225

1940 Act File No. 811-22678

Post-Effective Amendment No. 7 under the Securities Act of 1933, as amended (the “1933 Act”)

Amendment No. 8 under the Investment Company Act of 1940, as amended (the “1940 Act”)

Ladies and Gentleman

Transmitted electronically with this letter for filing pursuant to the 1940 Act, and 1933 Act, is the above-referenced amendment to the Trust’s registration statement on Form N-1A (the “Registration Statement”), relating to the Trust’s establishment of a new series, Salient MLP Fund (the “Series”). The Series’ investment objective is to provide a high level of total return with an emphasis on making quarterly cash distributions to its shareholders. The Series seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of master limited partnerships.

The Trust intends to make a public offer of securities of the Series upon effectiveness of the Registration Statement, 75 days after its filing, pursuant to Rule 485(a)(2) the 1933 Act. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Trust.

Any questions or comments should be directed to the undersigned at 617.261.3231.

Sincerely,

/s/ George J. Zornada
George J. Zornada